UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	June 30, 2012


Check here if Amendment []		Amendment Number:
	This Amendment (Check only one):	[] is a restatement.
						[] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:				Gyrus Investment Management Inc.
				300-181 University Ave
				Toronto, Ontario M5H 3M7

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Jim Schetakis
Title:		Compliance Officer
Phone:		(416) 862-2020

Signature, place, and Date of Signing:

	"Jim Schetakis"		Toronto, ON Canada	June 30, 2012
	[Signature]		[City, State]			[Date]

Report Type	(Check only one):

[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.
[ ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:	NONE


Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:				None

Form 13F Information Table Entry Total:		7,366,952

Form 13F Information Table Value Total:		$322,248,564



List of Other Included Managers:

	NONE



FORM 13F

















                     (SEC USE ONLY)

Name of Reporting Manager: Gyrus Investment Management Inc.


















Item 1
Item 2
Item 3
Item 4
Item 5
Item 6


Item 7
Item 8


Name of Issuer



Shares of
Investment Discretion

Mgrs
Voting Authority (Shares)

Title of
Cusip
Fair Market
Principal
A) Sole
B) Shared -
C) Shared
See
A) Sole
B) Shared
C) None

Class
Number
Value $
Amount

As
Defined
Other
Instr. V









in Instr.V





Alcoa Inc.
COM
013817101
1,086,776
124,203
124,203
N/A
N/A

N/A
124,203
N/A
Alexion Pharmaceuticals Inc
COM
015351109
1,065,489
10,730
10,730
N/A
N/A

N/A
10,730
N/A
Allergan Inc.
COM
018490102
1,648,394
17,807
17,807
N/A
N/A

N/A
17,807
N/A
Altria Group Inc.
COM
02209S103
6,358,789
184,046
184,046
N/A
N/A

N/A
184,046
N/A
American Express Co.
COM
025816109
3,147,415
54,070
54,070
N/A
N/A

N/A
54,070
N/A
Amgen Inc.
COM
031162100
2,842,323
38,984
38,984
N/A
N/A

N/A
38,984
N/A
Apache Corp.
COM
037411105
1,869,069
21,266
21,266
N/A
N/A

N/A
21,266
N/A
Apple Computer Inc.
COM
037833100
15,181,664
25,996
25,996
N/A
N/A

N/A
25,996
N/A
AT&T Inc.
COM
00206R102
7,211,522
202,230
202,230
N/A
N/A

N/A
202,230
N/A
Automatic Data Processing
COM
053015103
4,177,283
75,050
75,050
N/A
N/A

N/A
75,050
N/A
Baker Hughes Inc.
COM
057224107
3,236,543
78,748
78,748
N/A
N/A

N/A
78,748
N/A
Bank of America Corp.
COM
060505104
2,759,523
337,350
337,350
N/A
N/A

N/A
337,350
N/A
Blackrock Inc
COM
09247X101
4,241,255
24,975
24,975
N/A
N/A

N/A
24,975
N/A
Boeing Company
COM
097023105
2,422,180
32,600
32,600
N/A
N/A

N/A
32,600
N/A
Borg Warner Inc
COM
099724106
992,049
15,125
15,125
N/A
N/A

N/A
15,125
N/A
Bristol-Myers Squibb
COM
110122108
6,210,830
172,763
172,763
N/A
N/A

N/A
172,763
N/A
Caterpillar Inc.
COM
149123101
1,836,603
21,630
21,630
N/A
N/A

N/A
21,630
N/A
CenturyLink Inc.
COM
156700106
2,050,518
51,925
51,925
N/A
N/A

N/A
51,925
N/A
Cerner Corp
COM
156782104
547,623
6,625
6,625
N/A
N/A

N/A
6,625
N/A
ChevronTexaco Corp.
COM
166764100
7,610,981
72,142
72,142
N/A
N/A

N/A
72,142
N/A
Cisco Systems
COM
17275R102
2,972,179
173,103
173,103
N/A
N/A

N/A
173,103
N/A
Citigroup Inc.
COM NEW
172967424
2,891,371
105,486
105,486
N/A
N/A

N/A
105,486
N/A
Citrix Systems
COM
177376100
1,468,111
17,490
17,490
N/A
N/A

N/A
17,490
N/A
Cobalt International Energy Inc.
COM
19075F106
822,500
35,000
35,000
N/A
N/A

N/A
35,000
N/A
Coca Cola Co.
COM
191216100
5,243,500
67,061
67,061
N/A
N/A

N/A
67,061
N/A
Colgate Palmolive Co.
COM
194162103
2,383,474
22,896
22,896
N/A
N/A

N/A
22,896
N/A
ConocoPhillips
COM
20825C104
4,556,567
81,542
81,542
N/A
N/A

N/A
81,542
N/A
Costamare Inc
SHS
Y1771G102
1,142,997
82,230
82,230
N/A
N/A

N/A
82,230
N/A
Costco Wholesale Inc.
COM
22160K105
2,536,500
26,700
26,700
N/A
N/A

N/A
26,700
N/A
CVS Corp.
COM
126650100
2,202,151
47,125
47,125
N/A
N/A

N/A
47,125
N/A
D R Horton Inc
COM
23331A109
2,274,929
123,772
123,772
N/A
N/A

N/A
123,772
N/A
Deere & Co.
COM
244199105
2,002,665
24,764
24,764
N/A
N/A

N/A
24,764
N/A
Diamond Offshre Drilling Inc
COM
25271C102
934,254
15,800
15,800
N/A
N/A

N/A
15,800
N/A
Du Pont (EI) De Nemours
COM
263534109
4,229,574
83,638
83,638
N/A
N/A

N/A
83,638
N/A
Edison International
COM
281020107
1,325,339
28,687
28,687
N/A
N/A

N/A
28,687
N/A
Eli Lilly & Co.
COM
532457108
5,318,695
123,950
123,950
N/A
N/A

N/A
123,950
N/A
EMC Corp.
COM
268648102
2,280,173
88,965
88,965
N/A
N/A

N/A
88,965
N/A
Express Scripts Holding Co.
COM
30219G108
1,173,711
21,023
21,023
N/A
N/A

N/A
21,023
N/A
Exxon Mobil Corp.
COM
30231G102
9,001,622
105,196
105,196
N/A
N/A

N/A
105,196
N/A
Facebook Inc.
CL A
30303M102
614,805
19,775
19,775
N/A
N/A

N/A
19,775
N/A
Ford Motor Co.
COM PAR
345370860
1,690,957
176,325
176,325
N/A
N/A

N/A
176,325
N/A
Freeport-Mcmoran Copper &
Gold
COM
35671D857
2,325,312
68,251
68,251
N/A
N/A

N/A
68,251
N/A
Fusion IO Inc
COM
36112J107
514,416
24,625
24,625
N/A
N/A

N/A
24,625
N/A
General Dynamics
COM
369550108
1,797,410
27,250
27,250
N/A
N/A

N/A
27,250
N/A
General Electric
COM
369604103
6,230,118
298,950
298,950
N/A
N/A

N/A
298,950
N/A
Google Inc.
CL A
38259P508
3,628,338
6,255
6,255
N/A
N/A

N/A
6,255
N/A
Heinz (H.J.) Co.
COM
423074103
4,624,747
85,045
85,045
N/A
N/A

N/A
85,045
N/A
Hillshire Brands Co
COM
432589109
331,211
11,425
11,425
N/A
N/A

N/A
11,425
N/A
Home Depot
COM
437076102
6,644,257
125,387
125,387
N/A
N/A

N/A
125,387
N/A
Honeywell International
COM
438516106
4,559,336
81,650
81,650
N/A
N/A

N/A
81,650
N/A
Intel Corp.
COM
458140100
7,992,468
299,905
299,905
N/A
N/A

N/A
299,905
N/A
International Business Machines
COM
459200101
8,267,558
42,272
42,272
N/A
N/A

N/A
42,272
N/A
Johnson & Johnson
COM
478160104
7,465,718
110,505
110,505
N/A
N/A

N/A
110,505
N/A
JP Morgan Chase & Company
COM
46625H100
7,130,029
199,553
199,553
N/A
N/A

N/A
199,553
N/A
Juniper Networks Inc
COM
48203R104
797,477
48,895
48,895
N/A
N/A

N/A
48,895
N/A
Limited Brands Inc.
COM
532716107
1,316,304
30,950
30,950
N/A
N/A

N/A
30,950
N/A
Lockheed Martin Inc.
COM
539830109
4,233,830
48,620
48,620
N/A
N/A

N/A
48,620
N/A
Macy's Inc.
COM
55616P104
1,938,199
56,425
56,425
N/A
N/A

N/A
56,425
N/A
McDonald's Corp.
COM
580135101
5,844,485
66,017
66,017
N/A
N/A

N/A
66,017
N/A
Medtronic Inc.
COM
585055106
4,362,547
112,640
112,640
N/A
N/A

N/A
112,640
N/A
Merck & Co. Inc.
COM
58933Y105
2,797,250
67,000
67,000
N/A
N/A

N/A
67,000
N/A
MetLife Inc.
COM
59156R108
4,115,390
133,400
133,400
N/A
N/A

N/A
133,400
N/A
Microsoft Corp.
COM
594918104
9,362,773
306,073
306,073
N/A
N/A

N/A
306,073
N/A
Morgan Stanley
COM NEW
617446448
1,484,153
101,724
101,724
N/A
N/A

N/A
101,724
N/A
NextEra Energy Inc.
COM
65339F101
4,732,408
68,775
68,775
N/A
N/A

N/A
68,775
N/A
Occidental Petroluem Corp.
COM
674599105
2,172,125
25,325
25,325
N/A
N/A

N/A
25,325
N/A
Oracle Corp.
COM
68389X105
4,380,305
147,485
147,485
N/A
N/A

N/A
147,485
N/A
PepsiCo Inc.
COM
713448108
6,474,929
91,635
91,635
N/A
N/A

N/A
91,635
N/A
Pfizer Inc.
COM
717081103
3,228,050
140,350
140,350
N/A
N/A

N/A
140,350
N/A
PG&E Corp.
COM
69331C108
1,790,066
39,542
39,542
N/A
N/A

N/A
39,542
N/A
Praxair Inc.
COM
74005P104
1,992,477
18,325
18,325
N/A
N/A

N/A
18,325
N/A
Procter & Gamble
COM
742718109
6,140,925
100,260
100,260
N/A
N/A

N/A
100,260
N/A
Prudential Financial Inc.
COM
744320102
1,693,646
34,971
34,971
N/A
N/A

N/A
34,971
N/A
Public Service Enterprise Group
COM
744573106
1,688,375
51,950
51,950
N/A
N/A

N/A
51,950
N/A
Qualcomm Inc.
COM
747525103
6,269,568
112,600
112,600
N/A
N/A

N/A
112,600
N/A
Schlumberger Ltd.
COM
806857108
2,552,456
39,323
39,323
N/A
N/A

N/A
39,323
N/A
Schwab (Charles) Corp.
COM
808513105
1,808,907
139,900
139,900
N/A
N/A

N/A
139,900
N/A
Simon Property Group
COM
828806109
1,669,454
10,725
10,725
N/A
N/A

N/A
10,725
N/A
Starbucks Corp.
COM
855244109
2,491,644
46,730
46,730
N/A
N/A

N/A
46,730
N/A
Target Corp.
COM
87612E106
4,541,555
78,047
78,047
N/A
N/A

N/A
78,047
N/A
The Travelers Companies Inc.
COM
89417E109
2,264,724
35,475
35,475
N/A
N/A

N/A
35,475
N/A
Tiffany & Co.
COM
886547108
2,867,243
54,150
54,150
N/A
N/A

N/A
54,150
N/A
United Health Group Inc.
COM
91324P102
2,829,938
48,375
48,375
N/A
N/A

N/A
48,375
N/A
United Parcel Service Class B
CL B
911312106
5,206,036
66,100
66,100
N/A
N/A

N/A
66,100
N/A
United Technologies Corp.
COM
913017109
4,739,810
62,754
62,754
N/A
N/A

N/A
62,754
N/A
Unum Group
COM
91529Y106
1,183,650
61,874
61,874
N/A
N/A

N/A
61,874
N/A
US Bancorp Inc.
COM NEW
902973304
1,921,882
59,760
59,760
N/A
N/A

N/A
59,760
N/A
Valero Energy
COM
91913Y100
1,401,135
58,018
58,018
N/A
N/A

N/A
58,018
N/A
Verizon Communications
COM
92343V104
4,271,084
96,109
96,109
N/A
N/A

N/A
96,109
N/A
Viacom Inc. Class B
CL B
92553P201
219,819
4,675
4,675
N/A
N/A

N/A
4,675
N/A
Walt Disney Co.
COM
254687106
3,881,504
80,031
80,031
N/A
N/A

N/A
80,031
N/A
Wells Fargo & Company
COM
949746101
5,103,044
152,603
152,603
N/A
N/A

N/A
152,603
N/A
Xcel Energy Inc.
COM
98389B100
1,405,585
49,475
49,475
N/A
N/A

N/A
49,475
N/A



322,248,564
7,366,952
7,366,952




7,366,952